Issued accounting pronouncements	6 Months Ended
Sep. 30, 2021
Issued accounting pronouncements
2. Issued accounting pronouncements
Adopted accounting pronouncements
In March 2020, the FASB issued ASU
No.2020-04,
“Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU
No.2020-04”).
The ASU provides optional expedients and exceptions for contracts, hedging relationships, and other transactions affected by reference rate reform. In January 2021, the FASB issued ASU
No.2021-01,
“Reference Rate Reform (Topic 848)—Scope” (“ASU
No.2021-01”).
The ASU clarifies that certain optional expedients and exceptions for contract modifications and hedge accounting apply to derivatives that are affected by the transition. ASU
No.2020-04
is effective as of March 12, 2020 through December 31, 2022. ASU
No.2021-01
is effective as of January 7, 2021 through December 31, 2022. The MHFG Group has elected the practical expedient for modifications of contracts. The practical expedient provides an election to account for certain contract amendments related to reference rate reform prospectively as minor modifications without the requirement to assess the significance of the modifications. The main reason for applying the practical expedient is to ease the administrative burden of accounting for contracts impacted by reference rate reform. This election did not have a material impact on the Group’s consolidated results of operations or financial condition.